MATERIAL ACCOUNTING POLICIES (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share	2,465,272,604	1,198,107,761	963,365,525
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	5
Share options [member]
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share	1,538,622,579	568,205,319	369,484,579